UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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


 Eaton Vance Municipals Trust II
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Insured Municipals Fund (formerly, Eaton Vance Florida Insured Municipals Fund), a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
Eaton Vance Insured Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

Date of reporting period: 7/1/07- 6/30/08
 During the period, the Fund held no securities which required a proxy vote. ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Hawaii Municipals Fund, a series of Eaton Vance Municipals Trust II (Exact name of registrant as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/07-6/30/08

Eaton Vance Hawaii Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance High Yield Municipals Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant
 as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/07-6/30/08

Eaton Vance High Yield Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY
 VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Kansas Municipals Fund, a series of Eaton Vance Municipals Trust II (Exact name of registrant as specified in charter)
 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for
 service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/07-6/30/08

Eaton Vance Kansas Municipals Fund
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/27/2008